Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017	Mar. 31, 2016
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 2,537	¥ 3,476
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	2,537	3,476
Liabilities:
Short-term borrowings	[1]		1
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Long-term borrowings	[1]	109	104
Total Liabilities	[1]	109	105
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	208	197
Deposits with stock exchanges and other segregated cash	[1]	227	226
Loans receivable	[1],[2]	1,405	1,180
Securities purchased under agreements to resell	[1]	11,452	9,205
Securities borrowed	[1]	7,272	5,872
Total Assets	[1]	20,564	16,680
Liabilities:
Short-term borrowings	[1]	473	641
Deposits received at banks	[1]	1,132	2,223
Securities sold under agreements to repurchase	[1]	17,093	14,192
Securities loaned	[1]	1,626	1,936
Long-term borrowings	[1]	6,697	7,692
Total Liabilities	[1]	27,021	26,684
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	470	425
Securities purchased under agreements to resell	[1]	5
Securities borrowed	[1]
Total Assets	[1]	475	425
Liabilities:
Short-term borrowings	[1]	70	21
Deposits received at banks	[1]	1	0
Securities sold under agreements to repurchase	[1]	3
Securities loaned	[1]
Long-term borrowings	[1]	412	332
Total Liabilities	[1]	486	353
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	2,537	3,476
Time deposits	[1]	208	197
Deposits with stock exchanges and other segregated cash	[1]	227	226
Loans receivable	[1],[2]	1,874	1,605
Securities purchased under agreements to resell	[1]	11,457	9,205
Securities borrowed	[1]	7,273	5,872
Total Assets	[1]	23,576	20,581
Liabilities:
Short-term borrowings	[1]	543	663
Deposits received at banks	[1]	1,133	2,223
Securities sold under agreements to repurchase	[1]	17,096	14,192
Securities loaned	[1]	1,627	1,937
Long-term borrowings	[1]	7,195	8,130
Total Liabilities	[1]	27,594	27,145
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	2,537	3,476
Time deposits	[1]	208	197
Deposits with stock exchanges and other segregated cash	[1]	227	226
Loans receivable	[1],[2]	1,875	1,605
Securities purchased under agreements to resell	[1]	11,457	9,205
Securities borrowed	[1]	7,272	5,872
Total Assets	[1]	23,576	20,581
Liabilities:
Short-term borrowings	[1]	543	663
Deposits received at banks	[1]	1,133	2,223
Securities sold under agreements to repurchase	[1]	17,096	14,192
Securities loaned	[1]	1,626	1,936
Long-term borrowings	[1]	7,218	8,128
Total Liabilities	[1]	¥ 27,616	¥ 27,142

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.